RELATED PARTY TRANSACTIONS - Founder Shares (Details)					6 Months Ended	12 Months Ended
	Jun. 29, 2023 $ / shares shares	Oct. 04, 2021 $ / shares shares	Mar. 16, 2021 $ / shares shares	Jan. 05, 2021 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) shares
RELATED PARTY TRANSACTIONS
Aggregate purchase price | $							$ 25,000
Class B common stock
RELATED PARTY TRANSACTIONS
Stock sold			5,031,250	25,000
Aggregate purchase price | $				$ 25,000
Common shares, shares outstanding (in shares)	1,618,434				1,618,434	5,031,250	5,031,250
Class A common stock
RELATED PARTY TRANSACTIONS
Common shares, shares outstanding (in shares)					3,412,816	0
Sponsor
RELATED PARTY TRANSACTIONS
Purchase price | $ / shares	$ 0.105				$ 0.035
Sponsor | Class B common stock
RELATED PARTY TRANSACTIONS
Stock sold				4,312,500
Sponsor forfeited common stock		1,618,434
Sponsor | Class A common stock
RELATED PARTY TRANSACTIONS
Stock sold				4,312,500
Founder Shares
RELATED PARTY TRANSACTIONS
Stock sold			1,618,434
Aggregate purchase price | $					$ 13,796,426	$ 13,796,426
Sponsor forfeited common stock			1,618,434
Purchase price | $ / shares			$ 0.006		$ 8.54	$ 8.54
Founder Shares | Class B common stock
RELATED PARTY TRANSACTIONS
Sponsor forfeited common stock		1,618,434
Purchase price | $ / shares		$ 0.006
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Stock sold		1,618,434	1,618,434	4,312,500
Aggregate purchase price | $				$ 25,000
Common shares, shares outstanding (in shares)			5,031,250
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days	150 days
Founder Shares | Sponsor | Class B common stock
RELATED PARTY TRANSACTIONS
Number of shares issued upon conversion of Founder Shares	3,412,816
Founder Shares | Sponsor | Class A common stock
RELATED PARTY TRANSACTIONS
Number of shares issued upon conversion of Founder Shares	3,412,816